SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2024
Ninjas in Pyjamas Gaming AB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Ninjas in Pyjamas Gaming AB (“Ninjas in Pyjamas”)
Place and date of Incorporation	Sweden, January, 2014
Percentage of effective ownership	100.00%
Principal Activities	Esports teams operation
NIPGFZ LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	NIPG FZ LLC
Place and date of Incorporation	Abu Dhabi, January 16, 2024
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Ninjas in Pyjamas
ESVF (Hong Kong) Esports Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	ESVF (HONG KONG) Esports Limited (“ESVF HK”)
Place and date of Incorporation	Hong Kong, March 4, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Wuhan Muyecun Internet Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”)
Place and date of Incorporation	Wuhan, July 9, 2021
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by ESVF HK
Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”)
Place and date of Incorporation	Wuhan, June 1, 2016
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by WFOE
Shenzhen Weiwu Esports Internet Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”)
Place and date of Incorporation	Shenzhen, December 20, 2018
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Shenzhen Dawei Xianglong Sports Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shenzhen Dawei Xianglong Sports Co., Ltd (“Dawei Xianglong”)
Place and date of Incorporation	Shenzhen, January 15, 2021
Principal Activities	Event production
Percentage of ownership, description	60% owned by Shenzhen VF
Wuhan Xingjing Interactive Entertainment Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xingjing Interactive Entertainment Co., Ltd (“Xingjing Entertainment”)
Place and date of Incorporation	Wuhan, October 23, 2019
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by Wuhan ESVF
Chengdu Xingjing Weiwu Culture Media Co., Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Chengdu Xingjing Weiwu Culture Media Co., Ltd (“Chengdu Xingjing Weiwu”)
Place and date of Incorporation	Sichuan, January 5, 2023
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Shanghai Xingzhi Culture Media Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Xingzhi Culture Media Co., Ltd (“Xingzhi Media”)
Place and date of Incorporation	Shanghai, May 5, 2017
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Wuhan Xinghui Culture Media Co., Ltd.[Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Xinghui Culture Media Co., Ltd. (“Xinghui Media”)
Place and date of Incorporation	Wuhan, February 4, 2021
Principal Activities	Esports teams operation and talent management service
Percentage of ownership, description	100% owned by Wuhan ESVF
Taicang Xingjingweiwu Culture Media Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Taicang Xingjingweiwu Culture Media Co., Ltd (“Taicang Xingjing”)
Place and date of Incorporation	Taicang, September 8, 2021
Principal Activities	Esports teams operation
Percentage of ownership, description	100% owned by Wuhan ESVF
Zhoushan Xingjing Internet Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Zhoushan Xingjing Internet Technology Co., Ltd (“Zhoushan Xingjing”)
Place and date of Incorporation	Zhoushan, August 2, 2021
Principal Activities	Talent management service
Percentage of ownership, description	80% owned by Wuhan ESVF
Zhoushan Jingxi Internet Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Zhoushan Jingxi Internet Technology Co., Ltd (“Zhoushan Jingxi”)
Place and date of Incorporation	Zhoushan, August 2, 2021
Principal Activities	Talent management service
Percentage of ownership, description	80% owned by Wuhan ESVF
Hongli Culture Communication (Wuhan) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongli Culture Communication (Wuhan) Co., Ltd (“Hongli Culture”)
Place and date of Incorporation	Wuhan, December 26, 2017
Principal Activities	Event production
Percentage of ownership, description	60.67% owned by Wuhan ESVF
Wuhan Yingciyuan Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Yingciyuan Information Technology Co., Ltd (“Wuhan Yingciyuan”)
Place and date of Incorporation	Wuhan, November 17, 2022
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Xiamen Yingciyuan Education Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Xiamen Yingciyuan Education Technology Co., Ltd. (“Xiamen Yingciyuan”)
Place and date of Incorporation	Xiamen, April 4, 2023
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Changsha Liyao Cultural Communication Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Changsha Liyao Cultural Communication Co., Ltd (“Changsha Liyao”)
Place and date of Incorporation	Changsha, May 19, 2023
Principal Activities	Event production
Percentage of ownership, description	75% owned by Hongli Culture
Hongli Culture Communication (Beijing) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongli Culture Communication (Beijing) Co., Ltd (“Hongli Culture Beijing”)
Place and date of Incorporation	Beijing, March 25, 2024
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Hongxiaoli Culture Communication (Hangzhou) Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hongxiaoli Culture Communication (Hangzhou) Co., Ltd (“Hongxiaoli Culture”)
Place and date of Incorporation	Hangzhou, April 8, 2024
Principal Activities	Event production
Percentage of ownership, description	51% owned by Hongli Culture
Shanghai Rujing Esports Hotel Management Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Rujing Esports Hotel Management Co., Ltd.(“Shanghai Rujing”)
Place and date of Incorporation	Shanghai, May 13, 2024
Principal Activities	Esports-themed hospitality service
Percentage of ownership, description	60% owned by Wuhan ESVF
Beijing Z S Z Q Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Beijing ZSZQ Network Technology Co., Ltd. (“Young WFOE”)
Place and date of Incorporation	Beijing, September 18, 2024
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by Young HK
ZSZQ Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	ZSZQ Limited(“Young Cayman”)
Place and date of Incorporation	Cayman, August 21, 2024
Percentage of effective ownership	61.00%
Principal Activities	Investment holding
ZSZQ HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	ZSZQ (HK) Limited.(“Young HK”)
Place and date of Incorporation	Hong Kong, September 02, 2024
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by Young Cayman
Wuhan Alunyou Network Information Development Co Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Alunyou Network Information Development Co., Ltd.(“Wuhan Alunyou”)
Place and date of Incorporation	Wuhan,August 21, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	VIE
Wuhan Young Will Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Wuhan Young Will Ltd. (“Young Will”)
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place and date of Incorporation	Wuhan, April 25, 2019
Principal Activities	Talent management service
Percentage of ownership, description	VIE
Shanghai Jinyuanbao Duoduo Entertainment Development Co Ltd [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd.(“Jinyuanbao”)
Place and date of Incorporation	Shanghai, February 5, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	90% owned by Wuhan Alunyou
Hangzhou Yinyuan Entertainment Development CoLtd [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Hangzhou Yinyuan Entertainment Development Co., Ltd.(“Hangzhou Yinyuan”)
Place and date of Incorporation	Hangzhou, July 8, 2024
Principal Activities	Game Publishing
Percentage of ownership, description	100% owned by Jinyuanbao
Beijing ZSZQ Qiangshenjianti Network Technology Co Ltd [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiaries	Beijing ZSZQ Qiangshenjianti Network Technology Co., Ltd. (“Young Beijing”)
Place and date of Incorporation	Beijing, August 1, 2024
Principal Activities	Investment holding
Percentage of ownership, description	100% owned by Young Will